Stockholders' Deficit (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500
Common stock subject to possible redemption	17,250,000	17,250,000	15,000,000